LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.    LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000
Cost method investments:
PRC Fund	10,103	10,103	1,465
United States Fund	20,045	20,045	2,906
Total	30,148	30,148	4,371

Cost method investments

In 2017, the Group made an additional RMB361,000 (US$53,000) investment in the United States Fund. As of December 31, 2021 and 2022, the Group had made an accumulated investment in the United States Fund of RMB20,045,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.

In 2015, the Group made a 8-year term investment in the PRC Fund in the amount of RMB 10,103,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.